Non-Current Other Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Non-Current Other Liabilities	Non-Current Other Liabilities

	December 31, 2020	December 31, 2019
	(in thousands)
Other non-current liabilities	$15,971	$11,459
Defined benefit pension obligations, net (note 9)	10,395	6,053
	$26,366	$17,512